Disclosure of detailed information about changes in fair value of investments (Details) - Level 3 [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Balance - January 1	$ 8,092	$ 10,935
Deemed acquisition	3,093	9,662
Acquisitions	46,625	0
Exercised	0	(14,170)
Balance - December 31	59,600	8,092
Investments exercised [Member]
Statements Line Items
Change in fair value	0	3,148
Investments expired [Member]
Statements Line Items
Change in fair value	(1,180)	(30)
Investments held at the end of the period [Member]
Statements Line Items
Change in fair value	$ 2,970	$ (1,453)